Exeter Fund, Inc.
290 Woodcliff Drive
Fairport, NY 14450
(585) 325-6880

May 1, 2006

Filing Room
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Exeter Fund, Inc. (File Nos. 2-92633 and 811-04087) / Rule 497(j)
Small Cap Series, World Opportunities Series, Technology Series, Life Sciences Series, Commodity Series, High Yield Bond Series, Diversified Tax Exempt Series, New York Tax Exempt Series, Ohio Tax Exempt Series, Global Fixed Income Series, International Series, Financial Services Series, Core Bond Series, Core Plus Bond Series.

Dear Sir or Madam:

The registrant hereby certifies, pursuant to paragraph (j) of Rule 497, that the form of the prospectuses for the series referenced above and the Statement of Additional Information dated May 1, 2006 that would have been filed under paragraph (c) of Rule 497 does not differ from the form of such prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 56, which was filed electronically under Accession Number 0000751173-06-000050 on April 28, 2006.

Sincerely,

EXETER FUND, INC.

/s/ Jodi L. Hedberg

Jodi L. Hedberg
Corporate Secretary